UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2011
Shares		Value
	EXCHANGE TRADED FUNDS - 88.7%
	COUNTRY FUNDS - 20.1%
30,686	iShares MSCI Germany Index Fund	$ 825,147
56,367	iShares MSCI Malaysia Index Fund	861,288
14,037	iShares MSCI Philippines Investable Market Index Fund	344,608
6,645	iShares MSCI South Korea Index Fund	431,925
12,967	iShares MSCI Switzerland Index Fund	345,052
15,197	Market Vectors Brazil Small-Cap ETF	862,278
27,080	Market Vectors Indonesia Index ETF	866,018
21,615	WisdomTree India Earnings Fund	517,895
		5,054,211
	EMERGING MARKETS - 2.1%
9,555	SPDR S&P Emerging Markets SmallCap ETF	519,219

	FINANCIAL SERVICES - 0.7%
6,550	SPDR KBW Regional Banking ETF	166,697

	FOOD & BEVERAGE - 1.5%
19,211	Powershares Dynamic Food & Beverage Portfolio	386,717

	GEO FOCUS - EQUITY - 10.3%
20,023	Global X FTSE Colombia 20 ETF	423,286
8,586	iShares MSCI Chile Investable Market Index Fund	647,127
10,643	iShares MSCI New Zealand Investable Market Index Fund	346,749
11,711	iShares MSCI Poland Investable Market Index Fund	430,731
22,821	iShares MSCI Taiwan Index Fund	346,423
11,211	Market Vectors Egypt Index ETF	172,537
7,304	Market Vectors Poland ETF	215,380
		2,582,233
	GROWTH FUNDS - 35.2%
22,128	iShares Russell Midcap Growth Index Fund	1,368,174
65,678	iShares S&P 500 Growth Index Fund	4,563,307
45,044	Rydex S&P Equal Weight ETF	2,280,127
4,837	SPDR S&P 500 ETF Trust	638,339
		8,849,947
	HEALTH & BIOTECHNOLOGY - 4.0%
18,712	Health Care Select Sector SPDR Fund	664,650
2,269	iShares Dow Jones US Pharmaceuticals Index Fund	166,522
1,560	iShares Nasdaq Biotechnology Index Fund	166,390
		997,562
	INTERNET & TELECOM - 1.1%
11,140	iShares Dow Jones US Telecommunications Sector Index Fund	277,386

	LEISURE INDUSTRY - 2.0%
12,457	Consumer Discretionary Select Sector SPDR Fund	500,896

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Shares		Value
	SECTOR FUNDS - 11.7%
20,490	Consumer Staples Select Sector SPDR Fund	$ 639,903
5,419	iShares Dow Jones Transportation Average Index Fund	530,846
8,797	iShares S&P North American Technology-Software Index Fund *	557,290
7,475	SPDR Dow Jones REIT ETF	497,835
8,303	SPDR S&P Retail ETF	443,878
8,264	Utilities Select Sector SPDR Fund	276,679
		2,946,431

	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,093,651)	22,281,299

contracts	PURCHASED PUT OPTIONS - 2.1%
8	S&P 500 Index Expiration December 2011, Exercise Price $1,125	13,280
26	S&P 500 Index Expiration December 2011, Exercise Price $1,150	52,000
44	S&P 500 Index Expiration December 2011, Exercise Price $1,175	113,520
77	S&P 500 Index Expiration December 2011, Exercise Price $1,200	234,850
33	S&P 500 Index Expiration December 2011, Exercise Price $1,225	119,130
	(Cost - $755,519)	532,780

Shares	SHORT-TERM INVESTMENTS - 14.6%
3,679,670	HighMark Diversified Money Market Fund - 0.02%+	3,679,670
	(Cost - $3,679,670)

	TOTAL INVESTMENTS - 105.4% (Cost - $26,528,840)	$ 26,493,749
	OTHER LIABILITIES LESS ASSETS - (5.4) %	(1,354,690)
	NET ASSETS - 100.0%	$ 25,139,059

+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2011

At June 30, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 238,730
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(273,821)
Net unrealized depreciation		$ (35,091)

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 22,281,299	-	$ -	$ 22,281,299
Purchased Options	-	$ 532,780	-	$ 532,780
Short Term Investments	$ 3,679,670	-	-	$ 3,679,670
Total	$ 25,960,969	$ 532,780	$ -	$ 26,493,749

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

       */s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        */s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/11

By (Signature and Title)

       */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/11